UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Commercial Paper 8.6%
Issued at Discount **
Straight-A Funding LLC:
144A, 0.12%, 7/12/2011	50,000,000	49,998,167
144A, 0.14%, 8/16/2011	3,139,000	3,138,438
144A, 0.15%, 7/25/2011	14,000,000	13,998,600
144A, 0.15%, 8/16/2011	25,000,000	24,995,208
144A, 0.18%, 7/25/2011	10,000,000	9,998,733
0.19%, 7/25/2011	15,000,000	14,998,100
144A, 0.2%, 7/5/2011	10,000,000	9,999,778

Total Commercial Paper (Cost $127,127,024)		127,127,024
Supranational 1.7%
International Bank for Reconstruction & Development, 0.059% **, 8/8/2011 (Cost $24,998,417)	25,000,000	24,998,417
Government & Agency Obligations 49.3%
US Government Sponsored Agencies 40.6%
Federal Farm Credit Bank:
0.1% *, 1/12/2012	25,000,000	25,000,338
0.102% *, 7/15/2011	14,095,000	14,094,978
0.168% **, 9/8/2011	7,500,000	7,497,556
0.17% *, 11/2/2011	20,500,000	20,499,652
0.204% **, 8/3/2011	6,500,000	6,498,749
0.258% **, 10/20/2011	4,500,000	4,496,392
0.259% **, 4/4/2012	7,500,000	7,484,942
Federal Home Loan Bank:
0.001% **, 7/1/2011	499,000	499,000
0.008% **, 7/22/2011	589,000	588,998
0.034% **, 7/15/2011	1,174,000	1,173,984
0.036% **, 7/8/2011	1,055,000	1,054,992
0.05% **, 7/1/2011	1,107,000	1,107,000
0.089% **, 9/21/2011	10,000,000	9,997,950
0.13%, 1/23/2012	14,000,000	13,997,399
0.138% *, 7/15/2011	50,000,000	49,999,026
0.147% **, 8/12/2011	5,785,000	5,783,988
0.147% **, 8/17/2011	12,000,000	11,997,650
0.156% *, 9/26/2011	25,000,000	24,999,704
0.237% *, 10/6/2011	10,000,000	10,002,812
0.24%, 10/28/2011	12,000,000	11,997,498
0.25%, 10/28/2011	10,000,000	9,999,730
0.26%, 11/23/2011	12,000,000	11,998,379
0.26%, 11/29/2011	10,000,000	9,999,449
0.267% **, 9/12/2011	12,000,000	11,993,430
0.3%, 12/27/2011	21,150,000	21,157,764
0.76%, 7/19/2011	15,000,000	15,003,647
Federal Home Loan Mortgage Corp.:
0.06% *, 11/9/2011	25,000,000	24,992,710
0.119% **, 1/11/2012	7,500,000	7,495,150
0.145% **, 7/27/2011	15,000,000	14,998,375
0.146% *, 2/16/2012	10,640,000	10,642,430
0.209% **, 12/6/2011	15,000,000	14,986,175
2.125%, 3/23/2012	7,500,000	7,600,400
Federal National Mortgage Association:
0.077% **, 7/21/2011	7,500,000	7,499,667
0.086% *, 7/27/2011	75,000,000	74,996,963
0.098% **, 8/8/2011	7,500,000	7,499,208
0.118% **, 8/22/2011	20,000,000	19,996,533
0.146% *, 9/19/2011	30,000,000	29,999,662
0.147% **, 8/22/2011	12,500,000	12,497,292
0.149% **, 1/17/2012	25,000,000	24,979,167
0.163% **, 9/14/2011	15,000,000	14,994,844
0.189% **, 1/3/2012	15,000,000	14,985,275
5.0%, 10/15/2011	6,000,000	6,082,416

		603,171,274
US Treasury Obligations 8.7%
US Treasury Bill, 0.217% **, 10/20/2011	5,000,000	4,996,647
US Treasury Notes:
0.875%, 1/31/2012	7,500,000	7,529,301
1.0%, 9/30/2011	35,500,000	35,568,777
1.0%, 10/31/2011	5,000,000	5,012,571
1.125%, 12/15/2011	20,000,000	20,074,895
1.375%, 4/15/2012	7,500,000	7,559,557
1.75%, 11/15/2011	5,000,000	5,028,109
4.5%, 3/31/2012	5,000,000	5,154,844
4.625%, 8/31/2011	15,000,000	15,110,574
4.625%, 10/31/2011	12,500,000	12,679,912
4.625%, 2/29/2012	10,000,000	10,284,390

		128,999,577

Total Government & Agency Obligations (Cost $732,170,851)		732,170,851
Repurchase Agreements 40.3%
Barclays Capital, 0.01%, dated 6/30/2011, to be repurchased at $72,000,020 on 7/1/2011 (a)	72,000,000	72,000,000
BNP Paribas, 0.03%, dated 6/30/2011, to be repurchased at $57,000,048 on 7/1/2011 (b)	57,000,000	57,000,000
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2011, to be repurchased at $26,570,011 on 7/1/2011 (c)	26,569,974	26,569,974
The Goldman Sachs & Co., 0.03%, dated 6/30/2011, to be repurchased at $443,000,369 on 7/1/2011 (d)	443,000,000	443,000,000

Total Repurchase Agreements (Cost $598,569,974)		598,569,974

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,482,866,266) †	99.9	1,482,866,266
Other Assets and Liabilities, Net	0.1	874,485

Net Assets	100.0	1,483,740,751

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,482,866,266.
*
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $55,610,100 US Treasury Bond, 6.5%, maturing on 11/15/2026 with a value of $73,440,088.
(b)	Collateralized by $58,322,300 US Treasury Note, 2.375%, maturing on 6//30/2018 with a value of $58,140,043.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,222,347	Federal Home Loan Mortgage Corp.	6.0-7.0	5/15/2023-9/15/2036	3,606,209
23,507,815	Federal National Mortgage Association	3.5-7.0	7/25/2022-1/25/2041	23,495,165
Total Collateral Value				27,101,374

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
725,398	Fannie Mae Grantor Trust - Interest Only	6.5	10/25/2036	135,085
19,873,001	Fannie Mae Whole Loan	6.5	9/25/2042-2/25/2044	21,750,396
91,159,063	Fannie Mae Whole Loan - Interest Only	1.989	6/25/2043	5,390,080
888,133	Fannie Mae Whole Loan - Principal Only	Zero Coupon	8/25/2044-10/25/2044	700,671
16,136,218	Federal Home Loan Mortgage Corp.	4.0	3/15/2024	16,563,316
393,011,766	Federal National Mortgage Association	0.246-7.0	6/25/2021-7/25/2041	405,845,356
6,981,640	Federal National Mortgage Association - Interest Only	6.5	4/17/2037	1,475,096
Total Collateral Value				451,860,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$884,296,292	$—	$884,296,292
Repurchase Agreements	—	598,569,974	—	598,569,974
Total	$—	$1,482,866,266	$—	$1,482,866,266

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011